Revenue from contracts with customers (Tables)	12 Months Ended
Dec. 31, 2022
Revenues [Abstract]
Summary of the disaggregation of the group's revenue from contracts with customers
Set out below is the disaggregation of the Group’s revenue from contracts with customers.

(in €‘000)	2022	2021	2020
Type of goods or service
Charging sessions	65,347	26,108	14,879
Service revenue from the sale of charging equipment	33,585	37,253	15,207
Service revenue from installation services	28,630	19,516	12,313
Service revenue from operation and maintenance of charging equipment	3,230	3,414	1,850
Service revenue from consulting services	3,108	—	—
Total revenue from external customers	133,900	86,291	44,249
Timing of revenue recognition
Services transferred over time	34,968	22,930	14,162
Goods and services transferred at a point in time	98,932	63,361	30,087
Total revenue from external customers	133,900	86,291	44,249

Summary of the assets and liabilities related to contracts with customers
The Group has recognized the following assets and liabilities related to contracts with customers:

(in €‘000)	December 31, 2022	December 31, 2021
Assets
Current contract assets	1,512	1,226
Loss allowance	—	—
Total contract assets	1,512	1,226
Liabilities
Current contract liabilities	7,917	21,192
Non-current contract liabilities	2,442	—
Total contract liabilities	10,359	21,192

Summary of the revenue recognized that relates to carried-forward contract liabilities
The following table shows how much revenue the Group recognized that relates to carried-forward contract liabilities.

(in €‘000)	2022	2021	2020
Revenue recognized that was included in the contract liability balance at the beginning of the period	21,192	7,280	5,250

Summary of the transaction price allocated to the remaining performance obligations
The transaction price allocated to the remaining performance obligations (unsatisfied or partially unsatisfied) as at each reporting date is, as follows:

(in €‘000)	2022	2021
Within one year	24,791	25,274
More than one year	7,909	—
Total	32,700	25,274